Net Income / (Loss) Per Unit	12 Months Ended
Dec. 31, 2013
Net (Loss) / Income Per Unit (Abstract)
Net (Loss)/ Income Per Unit
15. Net Income / (Loss) Per Unit

The general partner's, common unit holders' and subordinated unitholders' interests in net income are calculated as if all net income for periods subsequent to April 4, 2007, were distributed according to the terms of the Partnership's Agreement, regardless of whether those earnings would or could be distributed. The Partnership Agreement does not provide for the distribution of net income; rather, it provides for the distribution of available cash (Note 13), which is a contractually-defined term that generally means all cash on hand at the end of each quarter after establishment of cash reserves established by the Partnership's board of directors to provide for the proper resources for the Partnership's business. Unlike available cash, net income is affected by non-cash items. The Partnership follows the guidance relating to the Application of the Two-Class Method and its application to Master Limited Partnerships which considers whether the incentive distributions of a master limited partnership represent a participating security when considered in the calculation of earnings per unit under the Two-Class Method.

This guidance also considers whether the partnership agreement contains any contractual limitations concerning distributions to the incentive distribution rights that would impact the amount of earnings to allocate to the incentive distribution rights for each reporting period.
Under the Partnership Agreement, the holder of the incentive distribution rights in the Partnership, which is currently the CGP, assuming that there are no cumulative arrearages on common unit distributions, has the right to receive an increasing percentage of cash distributions after the minimum quarterly distribution (Note 13).
Excluding the non-cash gain from bargain purchase for the years ended December 31, 2013 and 2011 and vessels' impairment charge for the year ended December 31, 2012, as these were not distributed to the Partnership's unit holders the Partnership's net income for the respective years did not exceed the First Target Distribution Level, and as a result, the assumed distribution of net income did not result in the use of increasing percentages to calculate CGP's interest in net income.
All common unit equivalents were antidilutive for the year ended December 31, 2012 because the limited partners were allocated a net loss in this period. The Partnership excluded the dilutive effect of 1,187,130 non-vested unit awards in calculating dilutive EPU for its common unitholders as of December 31, 2011 as they were anti-dilutive. The non-vested units are participating securities because they received distributions from the Partnership and these distributions did not have to be returned to the Partnership if the non-vested units were forfeited by the grantee.

BASIC	2013	2012	2011
Numerators
Partnership's net income	$99,481	$(21,189)	$87,120
Less:
Partnership's net income available to preferred unit holders	18,805	10,809	-
General Partner's interest in Partnership's net income	1,598	(640	)1,742
Partnership's net income allocable to unvested units	678	-	1,571
Partnership's net income available to common unit holders	$78,400	$(31,358)	$83,807
Denominators
Weighted average number of common units outstanding, basic	75,645,207	68,256,072	47,138,336
Net income per common unit:
Basic	$1.04	$(0.46)	$1.78
.

DILUTED	2013	2012	2011
Numerators
Partnership's net income available to common unit holders	$99,481	$(21,189)	$87,120
Less:
General Partner's interest in Partnership's net income	1,574	(640	)1,742
Partnership's net income available to preferred unit holders	18,805	10,809	-
Partnership's net income allocable to unvested units	678	-	1,571
Add:
Partnership's net income available to preferred unit holders	18,805	-	-
Partnership's net income allocable to unvested units	678	-	-
	$97,907	$(31,358)	$83,807
Denominators
Weighted average number of common units outstanding, basic	75,645,207	68,256,072	47,138,336
Dilutive effect of preferred units	21,069,664	-	-
Dilutive effect of unvested shares	654,265	-	-
Weighted average number of common units outstanding, diluted	97,369,136	68,256,072	47,138,336
Net income per common unit:
Diluted	$1.01	$(0.46)	$1.78

.